Loss Per Share - Summary Of Basic And Diluted Earnings Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the year	€ (151,792)	€ (112,071)	€ (62,800)
Dilutive effects on earnings per share	€ (0.66)	€ (0.6)	€ (0.38)
Total loss for basic and diluted earnings per share	€ (151,792)	€ (112,071)	€ (62,800)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share	231,233	187,679	163,367
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	€ (0.66)	€ (0.6)	€ (0.38)
Diluted losses per share (euros per share)	€ (0.66)	€ (0.6)	€ (0.38)